SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	[1]	$ 200,025	$ 136,302
Accrued payroll and welfare payable		56,754	85,229
VAT and other taxes payable		26,653	14,067
Office rental deposit		37,788
Payable office rental and property management fees		219,583	65,382
Others	[2]	65,242	66,756
Total other payables and accruals		$ 606,045	$ 367,736

[1]	Accounts payable primarily include supplier’s service charges.
[2]	Office expenses, such as office consumables and stationaries paid for the management of the company.